ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 5,068	$ 4,232
Ending balance	5,391	4,094
Other comprehensive income (loss) allocated to noncontrolling interests	2	1
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(22)	1
Other comprehensive income (loss), before reclassifications	(51)	27
Amounts reclassified from other comprehensive income	24	(16)
Other comprehensive income (loss)	(27)	11
Reclassification of certain tax effects	0
Ending balance	(49)	12
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(473)	(950)
Other comprehensive income (loss), before reclassifications	(76)	(15)
Amounts reclassified from other comprehensive income	69	25
Other comprehensive income (loss)	(7)	10
Reclassification of certain tax effects	(65)
Ending balance	(545)	(940)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,216)	(899)
Other comprehensive income (loss), before reclassifications	86	(289)
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	86	(289)
Reclassification of certain tax effects	0
Ending balance	(1,130)	(1,188)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(148)	(118)
Other comprehensive income (loss), before reclassifications	(5)	14
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	(5)	14
Reclassification of certain tax effects	0
Ending balance	(153)	(104)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,859)	(1,966)
Other comprehensive income (loss), before reclassifications	(46)	(263)
Amounts reclassified from other comprehensive income	93	9
Other comprehensive income (loss)	47	(254)
Reclassification of certain tax effects	(65)
Ending balance	$ (1,877)	$ (2,220)